Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Summary of significant accounting policies

Note 2 – Summary of significant accounting policies

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIE and VIE’s subsidiaries for which the Company is exercises control and, when applicable, entities for which the Company has a controlling financial interest or the ultimate primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power, has the power to appoint or remove the majority of the members of the board of directors, to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All transactions and balances between the Company, its subsidiaries, VIE and VIE’s subsidiaries have been eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background		Ownership
MingZhu Investment Limited (“MingZhu BVI”)	● ● ●	A British Virgin Islands company Incorporated on January 15, 2018 A holding company	100% directly owned by MingZhu Cayman

YGMZ (Hong Kong) Limited (“MingZhu HK”)	● ● ●	A Hong Kong company Incorporated on February 2, 2018 A holding company	100% directly owned by MingZhu BVI

Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu” or “Mingzhu”)	● ● ●	A PRC limited liability company Incorporated on July 10, 2002 Providing trucking services	100% directly owned by MingZhu HK

Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”)	● ● ●	A PRC limited liability company Incorporated on September 5, 2018 Transportation and supply chain management services	100% directly owned by MingZhu HK

Shenzhen Pengcheng Shengshi Logistics Co., Ltd (“MingZhu Pengcheng”)	● ● ●	A PRC limited liability company Incorporated on April 7, 2010 Providing trucking services	100% directly owned by MingZhu
Yinhua (BVI) Limited (“Yinhua”)	● ● ●	A British Virgin Islands company Incorporated on November 12, 2021 A holding company	100% directly owned by MingZhu Cayman

Yinhua (HK) Limited (“Yinhua HK”)	● ● ●	A Hong Kong company Incorporated on December 1, 2021 A holding company	100% directly owned by Yinhua

Zhejiang Caiyunlian Technology Co. Ltd. (“Yinhua WFOE”)	● ● ●	A PRC limited liability company Incorporated on January 7, 2021 A holding company	100% directly owned by Yinhua HK

Hainan Zhisheng Automobile Services Co., Ltd. (“Zhisheng”)	● ● ●	A PRC limited liability company Incorporated on September 13, 2018 A comprehensive auto related service platform to serve auto insurance companies	100% owned by Yinhua WFOE via contractual arrangements

Feipeng Global Limited (“Feipeng BVI”)	● ● ●	A British Virgin Islands company Incorporated on March 17, 2022 A holding company	100% directly owned by MingZhu Cayman

Feipeng Enterprises (HK) Limited (“Feipeng HK”)	● ● ●	A Hong Kong company Incorporated on April 27, 2022 A holding company	100% directly owned by Feipeng BVI

Shenzhen Feipeng Zongheng Supply Chain Management Co., Ltd. (“Feipeng WFOE”)	● ● ●	A PRC limited liability company Incorporated on September 13, 2022 A holding company	100% directly owned by Feipeng HK

Xinjiang Feipeng Logistics Co., Ltd. (“Feipeng”)	● ● ●	A PRC limited liability company Incorporated on July 3, 2014 A regional trucking services provider	100% owned by Feipeng WFOE via contractual arrangements

Shanghai Feipeng Supply Chain Management Co., Ltd (“Shanghai Feipeng”)	● ● ●	A PRC limited liability company Incorporated on December 28, 2017 A regional trucking services provider	100% owned by Xinjiang Feipeng via contractual arrangements

Liquor Alliance Investment (BVI) Limited (“Alliance BVI”)	● ● ●	A British Virgin Islands company Incorporated on April 28, 2023 A holding company	100% directly owned by MingZhu Cayman

Alliance Liquor Investment (HK) Limited (“Alliance HK”)	● ● ●	A Hong Kong company Incorporated on March 17, 2023 A holding company	100% directly owned by Alliance BVI

Xiamen Alliance Management Consulting Co., Ltd. (“Alliance WFOE”)	● ● ●	A PRC limited liability company Incorporated on May 5, 2023 A holding company	100% directly owned by Alliance HK

Xiamen Alliance Liquor Industry Group Co., Ltd.(“Liquor Alliance”)	● ● ●	A PRC limited liability company Incorporated on November 24, 2021 A liquor distributor	100% directly owned by Alliance WFOE

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment, impairment of long-lived assets, the fair value of the reporting unit for the goodwill impairment test, allowance for doubtful accounts, provision for contingent liabilities, revenue recognition, deferred taxes and uncertain tax position. Actual results could differ from these estimates.

Foreign currency translation and transaction

The functional currencies of the Company are the local currency of the country in which the subsidiaries operate. The reporting currency of the Company is the United States Dollars (“U.S. dollar”). The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency in the consolidated statement of income and comprehensive income.

The functional currency of entities incorporated in Cayman and BVI is U.S. dollar. The functional currency of entities incorporated in Hong Kong is the Hong Kong dollar (“HKD”). The Company’s subsidiaries with operations in PRC uses the local currency, Renminbi (“RMB”), as their functional currencies. An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements.

For the purpose of presenting the financial statements of subsidiaries using RMB as functional currency, the Company’s assets and liabilities are expressed in U.S. dollar at the exchange rate on the balance sheet date, which is 7.2993, 7.0999 and 6.8972 as of December 31, 2024, 2023 and 2022, respectively; shareholders’ equity accounts are translated at historical rates, and income and expense items are translated at the average exchange rate during the period, which is 7.1957, 7.0809 and 6.7290 for the years ended December 31, 2024, 2023 and 2022, respectively.

For the purpose of presenting the financial statements of the subsidiary using HKD as functional currency, the Company’s assets and liabilities are expressed in U.S. dollar at the exchange rate on the balance sheet date, which is 7.7677, 7.8109 and 7.8015 as of December 31, 2024, 2023 and 2022, respectively; shareholders’ equity accounts are translated at historical rates, and income and expense items are translated at the average exchange rate during the period, which is 7.8030, 7.8292 and 7.8306 for the years ended December 31, 2024, 2023 and 2022, respectively.

Cash

Cash comprises of cash at banks and on hand, which includes deposits with original maturities of three months or less with commercial banks in PRC. As of December 31, 2024 and 2023, cash were held in accounts at financial institutions located in the PRC‚ which is not freely convertible into foreign currencies. In addition, these balances are not covered by insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their creditworthiness. The Company and its subsidiaries have not experienced any losses in such accounts and do not believe the cash is exposed to any significant risk.

Restricted cash

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, and interim periods within those annual periods. Earlier adoption is permitted. The amendments in this Update should be applied using a retrospective transition method to each period presented. On January 1, 2018, the Company adopted this guidance on a retrospective basis and have applied the changes to the consolidated statement of cash flows starting from the year ended December 31, 2016.

As of December 31, 2024 and 2023, there were restricted cash balance of $0.00 and $0.00, respectively.

Accounts receivable and allowance for credit loss

Accounts receivables are stated and carried at original invoiced amount. Accounts are considered overdue after 180 days. From January 1, 2023, the Company adopted ASU 2016-13 Financial Instruments - Credit Losses (ASC Topic 326): Measurement of Credit Losses on Financial Instruments, which replaced the incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (“CECL”) methodology. The measurement of expected credit losses under CECL is applicable to financial assets measured at amortized cost, including accounts receivable.

The Company adopted ASC Topic 326 using the modified retrospective method in scope of the standard. Results for reporting periods beginning after January 1, 2023 are presented under ASC Topic 326, while prior period amounts continue to be reported in accordance with previously applicable GAAP. The Company recorded a decrease to opening retained earnings of $nil as of January 1, 2023 due to the cumulative impact of adopting ASC Topic 326. Upon adoption, the Company recorded $1,033,204 of recovery of credit loss for the year ended December 31, 2023. For the year ended December 31, 2024, the Company recorded $2,536,187 of credit loss.

The Company uses simplified flow rate matrix approach to estimate expected credit losses for the accounts receivable. The allowance for credit loss is estimated for accounts receivable that share similar risk characteristics based on a collective assessment using a combination of measurement models and management judgment. The approach considers factors including historical ageing schedule and forward-looking macroeconomic conditions.

Prepayments and deposits

Prepayments are cash deposited or advanced to suppliers for purchasing goods or services that have not been received or provided and deposits made to the Company’s customers and landlord. This amount is refundable and bears no interest. Prepayment and deposit are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Other receivables

Other receivables primarily include short-term interest-free advances made to third parties, rental receivables and receivables for disposal of equipment. Management reviews its other receivables on a regular basis to determine if the allowance is adequate, and adjusts the allowance when necessary. The allowance is based on management’s best estimate of specific losses on individual exposures, as well as a provision on historical trends of collections and utilizations. Actual amounts received or utilized may differ from management’s estimate of credit worthiness and the economic environment. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. The allowance for credit losses of other receivables were insignificant as of December 31, 2024 and 2023, respectively.

Property and equipment, net

Property and equipment are stated at cost net of accumulated depreciation and impairment. Depreciation is provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service, after considering the estimated residual value which is 5% of costs. Estimated useful lives are as follows:

Classification	Estimated Useful Life
Buildings and improvements	10 years
Computer and office equipment	3-5 years
Revenue equipment– trucking*	5 years

*	Revenue equipment – trucking are trucks and trailers only used for providing trucking services.

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

We sell and lease back certain of our revenue equipment for obtaining working capital. As a result of our continued involvement, for accounting purposes in accordance with ASC 606-10-55-68, these sale and leaseback transactions are considered a financing rather than a sale. Therefore, for purposes of our Consolidated Balance Sheets, as of December 31, 2024 and 2023, $nil and $9,529 was recorded to “Current portion of capital lease and financing obligations”, respectively; $nil and $nil was recorded to “Long-term portion of capital lease and financing obligations”, respectively.

Impairment of long-lived assets

Long-lived assets, including property and equipment are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended December 31, 2024, 2023 and 2022, no impairment of long-lived assets was recognized.

Fair Value Measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

For certain privately held associates where fair value is not readily determinable, we estimate value based on net assets value. These investments are classified as Level 3 in the fair value hierarchy.

Interest rates that are currently available to the Company for issuance of long-term debt and capital lease with similar terms and remaining maturities are used to estimate the fair value of the Company’s long-term debt. The fair value of the Company’s long-term debt approximated the carrying value as at December 31, 2024 and 2023, as the weighted average interest rate on these long-term debt approximates the market rate for similar debt.

Share subscription receivables

Share subscription receivables represent unpaid capital contribution from the Company’s shareholders.

Claims accruals

With respect to cargo loss and auto liability, the Company maintains insurance coverage to protect it from certain business risks. Claims accruals represent the uninsured portion of pending claims including estimates of adverse development of known claims, plus an estimated liability for incurred but not reported claims. Upon settling claims and expenses associated with claims where it has third party coverage, the Company is generally required to initially fund payment to the claimant and seek reimbursement from the insurer.

The Company shall be responsible for any loss or damages to the goods entrusted to it or any loss or damage or personal injury happened in the course of the Company’s provision of relevant trucking services. As at the date of this report the Company maintained an adequate insurance coverage in relation to the trucking services to be delivered to its customers and third-party liability. The Company has also maintained sufficient workers’ compensation for its employees.

Revenue Recognition

For the year ended December 31, 2024, revenues are mainly generated from provision of trucking services, car owner services, and liquor distribution services. All revenues are accounted for under ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”). The Company recognizes revenue when it satisfies a performance obligation by transferring control over a product or service to a customer. The amount of revenue recognized reflects the consideration the Company expects to be entitled to in exchange for such products or services.

Revenues under ASC 606

The core principle of the ASC 606 is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company elected the modified retrospective method which required a cumulative adjustment to retained earnings instead of retrospectively adjusting prior periods. The adoption of ASC 606 did not have a material impact on the Company’s consolidated financial statements.

The management have determined that revenue recognition over the transit period provides a reasonable estimate of the provision of services to our customers as our obligation is performed over the transit period.

We utilize independent contractors in the performance of certain services. While various ownership arrangements may exist for the equipment utilized to perform these services, revenue is generated from the same base of customers. We evaluate whether our performance obligation is a promise to transfer services to the customer (as the principal) or to arrange for services to be provided by another party (as the agent) using a control model. Our evaluation determined that we are controlling the transaction price, managing all aspects of the services process and taking the risk of failure of provision of services. Based on our evaluation of the control model, we determined that all of our major businesses act as the principal rather than the agent within their revenue arrangements and such revenues are reported on a gross basis.

The Company applies the practical expedient in ASC 606 that permits the Company not to disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts have an expected length of one year or less. The Company also applies the practical expedient in ASC 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less.

The Company’s performance obligations represent the transaction price allocated to future reporting periods for services started but not completed on the reporting date. This includes the unbilled amounts and accrued costs for services provision in transit.

Disaggregated information of revenues by types are as follows:

	2024	2023	2022
Trucking services	$30,233,927	$68,400,751	$36,461,922
Car owner services	10,069,714	19,447,401	27,053,149
Liquor distribution	126,109	1,154,091	-
Total revenues	$40,429,750	$89,002,243	$63,515,071

The revenue derived from car owner services are primarily provided by the Yinhua and its subsidiaries, which is acquired by the Company on March 14, 2022. In accordance with the ASC-805, the Company only is able to account the revenue generated by Yinhua and its subsidiaries after the acquisition is completed. The Company had carefully evaluated the amount of such revenue generated by Yinhua and its subsidiaries with reasonable estimates.

The revenue derived from liquor distribution are primarily provided by the Liquor Alliance, which is acquired by the Company on May 26, 2023. In accordance with the ASC-805, the Company only is able to account the revenue generated by Liquor Alliance after the acquisition is completed. The Company had carefully evaluated the amount of such revenue generated by Liquor Alliance with reasonable estimates.

Costs of trucking services

The transportation costs primarily consist of fuel expenses, highway bridge expenses, insurance expenses, drivers’ wages, maintenance and repairs expenses, subcontractor fees, depreciation expenses and other expenses.

Costs of car owner services

The costs of car owner services mainly include technical services expenses and subcontractor fees.

Costs of liquor distribution services

The costs of liquor distribution services mainly include costs of purchasing liquor.

Sales and marketing expenses

Sales and marketing expenses primarily include travelling expenses and entertainment expenses.

Employee benefit

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued.

Value added taxes

The Company is subject to value added tax (“VAT”). Revenue from provision of trucking services, liquor distribution and car owner services are generally subject to VAT at the rate of 9%, 13% and 6%. The Company is entitled to a refund for VAT already paid on goods and services purchased. The VAT balance is recorded in tax payables on the audited consolidated balance sheets. Revenues are presented net of applicable VAT.

Income taxes

The Company accounts for income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Comprehensive income (loss)

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income (loss) consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. Giving retroactive effect to the reverse stock split effected on July 1, 2024, for the years ended December 31, 2024, 2023 and 2022, the diluted EPS was -$1.31, -$2.98 and $0.73, respectively.

Statutory Reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Segment Reporting

Before the completion of acquisition of Alliance BVI, Yinhua and Feipeng BVI

The Company’s chief operating decision maker (“CODM”) has been identified as its CEO, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC.

After the completion of acquisition of Alliance BVI, Yinhua and Feipeng BVI

The Company’s CODM has been identified as its CEO, who reviews the financial results when making decisions about allocating resources and assessing performance of the trucking business, car-hailing driver management services business car owner services business, and liquor distribution services separately and therefore, the Company has four reportable segments. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC.

Recent issued Accounting Pronouncements

In December 2023, The FASB has issued Accounting Standards Update (ASU) No. 2023-09, Improvements to Income Tax Disclosures. Under the ASU, public business entities must annually “(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate). “For public business entities, the standard is effective for annual periods beginning after December 15, 2024. For other entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The Company is currently assessing the impact that ASU 2023-09 will have on its future consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement (Topic 220)- Reporting Comprehensive Income- Expense Disaggregation Disclosures (Subtopic 220-40). ASU No. 2024-03 requires publicly traded business entities to disclose specified information about the components of certain costs and expenses that are currently disclosed in the financial statements. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of the above new accounting pronouncement or guidance on the consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have material impact on the consolidated financial position, statements of operations and cash flows.

Concentrations of Risks

(a)	Foreign currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in the Company’s business or results of operations. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As a result, the Company is exposed to foreign exchange risk as revenues and results of operations may be affected by fluctuations in the exchange rate between the U.S. dollar and RMB. If the RMB depreciates against the U.S. dollar, the value of RMB revenues, earnings and assets as expressed in U.S. dollar financial statements will decline. The Company has not entered into any hedging transactions in an effort to reduce its exposure to foreign exchange risk.

(b)	Concentration of Credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash, cash equivalents and restricted cash. As of December 31, 2024, and 2023, substantially most of the Company’s cash were held by major financial institutions located in the PRC, which management believes are of high credit quality.

For the credit risk related to accounts receivable, the Company performs ongoing credit evaluations of its customers. The Company establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

(c)	Customer concentration risk

For the year ended December 31, 2024, four customer accounted for 20.4%, 16.2%, 14.1% and 13.3%. For the year ended December 31, 2023, three customers accounted for 17.2%, 13.9% and 10.7%. For the year ended December 31, 2022, one customer accounted for 15.6% of the Company’s total revenues. No other customer accounts for more than 10% of the Company’s revenue for the years ended December 31, 2024, 2023 and 2022, respectively.

As of December 31, 2024, three customers accounted for 35.0%, 29.8% and 19.0% of the total balance of accounts receivable. As of December 31, 2023, two customers accounted for 35.4% and 21.7% of the total balance of accounts receivable. No other customer accounts for more than 10% of the Company’s accounts receivable as of December 31, 2024 and 2023, respectively.

Goodwill impairment

The Company performs impairment tests on goodwill on an annual basis in accordance with US GAAP, or more frequently if events or changes in circumstances indicate that those assets might be impaired. Goodwill is tested for impairment at a reporting unit level, which is at the same level or one level below an operating segment. A goodwill impairment loss is recognized when the carrying amount of the reporting unit is greater than its fair value. The goodwill impairment loss is calculated as the excess of the carrying amount of the goodwill over its implied fair value. During the year ended December 31, 2024 there was no goodwill impairment identified.

Goodwill arising from the acquisition of Yinhua, Feipeng BVI, and Alliance BVI, which was acquired in December 2021, March 2022, December 2022 and May 2023.

Investments in associates

Investments in associates are those in which the Company has significant influence, but not control, generally accompanied by a shareholding of between 20% and 50% of the voting rights. These investments are accounted for using the equity method.